ORGANIZATION AND BUSINESS BACKGROUND	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

1.	ORGANIZATION AND BUSINESS BACKGROUND

Organization and Business

AMC Robotics Corporation (formerly known as AlphaVest Acquisition Corp.) (the “Company”) is a Delaware corporation and a publicly traded holding company. The Company conducts its operations through its wholly owned subsidiaries.

The Company and its consolidated subsidiaries as of June 30, 2026 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	-	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
AMCV Company Limited	January 5, 2026	Vietnam	100%	Manufacturing and operational support

AMC Corporation (“AMC” or the “Predecessor”) was incorporated in the State of Washington on October 21, 2021. The Company designs and sells residential and small-business security camera products, including indoor and outdoor camera devices, which are sourced from suppliers in Asia and sold primarily through e-commerce platforms in the United States, Canada, and Europe.

Formation of New Subsidiary

On January 5, 2026, the Company established a wholly owned subsidiary, AMCV Company Limited (“AMCV”), in Vietnam to support manufacturing and operational activities related to the Company’s robotics products. As of June 30, 2026, AMCV had not generated external revenues and continued to conduct operational setup activities, including administrative, hiring, procurement, and manufacturing support functions. The accompanying unaudited condensed consolidated financial statements include the accounts of AMCV from its date of incorporation. Although AMCV incurred operating expenses during the six months ended June 30, 2026, its impact on the Company’s consolidated financial position and results of operations remained immaterial.

Reverse Recapitalization and Basis of Presentation

On December 9, 2025, the Company consummated a business combination (“Business Combination”) with AlphaVest Acquisition Corp., a special purpose acquisition company (the “SPAC” or “AlphaVest”). The transaction was accounted for as a reverse recapitalization in accordance with ASC 805-40, with AMC determined to be the accounting acquirer.

Under this method of accounting, the transaction is treated as a capital transaction rather than a business combination. Accordingly, the assets and liabilities of AlphaVest were recognized at their historical carrying values, with no goodwill or identifiable intangible assets recorded. AlphaVest’s historical equity accounts were eliminated, and the equity structure was retroactively adjusted to reflect that of the combined company. The net assets received from AlphaVest were recognized as a capital contribution, with the offset recorded within additional paid-in capital (“APIC”).

As a result, the unaudited condensed consolidated financial statements represent a continuation of AMC’s historical financial statements. All share and per-share information has been retroactively adjusted to reflect the legal capital structure of AMC Robotics Corporation for all periods presented.

The significant equity transactions completed in connection with the Business Combination, including the issuance of shares to public shareholders, PIPE investors, sponsor and founder shareholders, and the conversion of sponsor-related instruments, are disclosed in Note 12 – Stockholders’ Equity.

As of June 30, 2026, the Company had 22,600,363 shares of common stock issued and outstanding. During the six months ended June 30, 2026, there were no significant changes to the Company’s capital structure, except for the exercise of 5,000 warrants for 5,000 shares of common stock.

Variable Interest Entities

Historically, the Company conducted certain e-commerce operations through contractual arrangements with Shanghai Xiaoyun Technology Limited (“Xiaoyun”) and Kunshan Yishijue Technology Limited (“Yishijue”), which were determined to be variable interest entities (“VIEs”) under ASC 810. The Company was previously the primary beneficiary and consolidated these entities.

On December 1, 2025, the Company terminated the contractual arrangements with Xiaoyun and Yishijue and transferred the ownership and operational control of the related e-commerce platform accounts to the Company. As a result, the Company ceased to be the primary beneficiary and deconsolidated these entities as of that date.

Accordingly, as of June 30, 2026, the Company does not have any VIEs and does not have any continuing involvement with Xiaoyun or Yishijue through the former VIE contractual arrangements or exposure to losses as the primary beneficiary of either entity. Following the deconsolidation, Xiaoyun and Yishijue have been treated as related parties, and the Company continued to engage in limited ordinary-course and transitional transactions with these entities, as further described in Note 6 – Related Party Balances and Transactions.

1.	ORGANIZATION AND BUSINESS BACKGROUND

Organization and Business

The Company and its subsidiaries and consolidated entities as of December 31, 2025 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	—	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
Shanghai Xiaoyun Technology Limited	July 16, 2020	China	VIE (1)	E-commerce platform account holding
Kunshan Yishijue Technology Limited	January 11, 2021	China	VIE (1)	E-commerce platform account holding

(1)	The Company was the primary beneficiary and historically consolidated these entities as Variable Interest Entities (“VIEs”), as defined in ASC 810 as entities in which equity investors lack a controlling financial interest, but terminated the contractual arrangements with Shanghai Xiaoyun Technology Limited and Kunshan Yishijue Technology Limited on December 1, 2025 and, accordingly, deconsolidated these entities as of that date.

AMC Corporation (“AMC” or the “Predecessor”) was incorporated in the State of Washington on October 21, 2021. The Company designs and sells residential and small-business security camera products, including YI dome guard, home camera, and outdoor camera devices, which are sourced from suppliers in Asia and sold primarily through e-commerce platforms in the United States, Canada, and Europe.

On December 9, 2025, AMC completed a business combination with AlphaVest Acquisition Corp., a special purpose acquisition company. Following the transaction, the surviving public entity was renamed AMC Robotics Corporation (the “Company” or the “Successor”). AMC became a wholly owned subsidiary of AMC Robotics Corporation. Unless otherwise indicated, references to the “Company” refer to AMC Robotics Corporation and its consolidated subsidiaries.

Reverse Recapitalization and Basis of Presentation

On December 9, 2025, the Company consummated a business combination with AlphaVest Acquisition Corp., a special purpose acquisition company (the “SPAC” or “AlphaVest”). The transaction was accounted for as a reverse recapitalization in accordance with ASC 805-40, with AMC determined to be the accounting acquirer.

Under this method of accounting, the transaction is accounted for as a reverse recapitalization and is treated as a capital transaction rather than a business combination. Accordingly, the assets and liabilities of AlphaVest were recognized at their historical carrying values, with no goodwill or identifiable intangible assets recorded. AlphaVest’s historical equity accounts were eliminated and the equity structure was retroactively adjusted to reflect that of the combined company. The net assets received from AlphaVest were recognized as a capital contribution, with the offset recorded within additional paid-in capital (“APIC”).

As a result, the consolidated financial statements represent a continuation of AMC’s historical financial statements. The equity structure has been retroactively adjusted to reflect the legal capital structure of AMC Robotics Corporation, and all issued and outstanding shares and capital contributions have been restated for all periods presented. In connection with the Business Combination and related transactions:

●	The Company issued 1,416,002 shares upon the conversion of outstanding public rights of AlphaVest in connection with the reverse recapitalization. These shares represent the remaining shares underlying such public rights and were accounted for as part of the equity restructuring, resulting in an increase to additional paid-in capital of $5,132,227. The Company recognized net cash proceeds from the SPAC trust account in connection with the Business Combination, which are reflected within additional paid-in capital as part of the reverse recapitalization.
●	The Company completed a PIPE financing, issuing 800,000 shares together with 2,240,000 PIPE warrants for gross proceeds of $8,000,000.
●	The Company issued 2,323,528 shares in connection with the reverse recapitalization representing the conversion of AlphaVest’s sponsor and founder shares, underwriter shares, private placement shares, as well as the shares underlying sponsor rights and EBC rights. These shares were issued as part of the equity restructuring and were accounted for as a reclassification within stockholders’ equity, with no net impact on total stockholders’ equity.
●	The Company issued 55,833 shares related to the conversion of sponsor convertible notes, resulting in an increase to additional paid-in capital of $558,320.

As a result of the Business Combination and related transactions, total shares outstanding increased from 18,000,000 shares as of January 1, 2025 to 22,595,363 shares as of December 31, 2025.

The detailed impact of these transactions on stockholders’ equity is presented in Note 14 – Stockholders’ Equity and the Consolidated Statement of Changes in Stockholders’ Equity (Deficit).

Variable Interest Entities

Historically, the Company conducted certain e-commerce operations through contractual arrangements with:

●	Shanghai Xiaoyun Technology Limited (“Xiaoyun”), and
●	Kunshan Yishijue Technology Limited (“Yishijue”).

These entities held e-commerce platform accounts and authorized the Company to operate the online stores pursuant to authorization agreements. Xiaoyun and Yishijue had no substantive operations other than holding the authorized stores.

Based on the nature and purpose of these entities and the related contractual arrangements, the Company determined that Xiaoyun and Yishijue were variable interest entities (“VIEs”), and that the Company was the primary beneficiary. Accordingly, the Company consolidated Xiaoyun and Yishijue during the periods in which it held a controlling financial interest.

Ants Technology (HK) Limited (“Ants”) was not considered a VIE, as it engaged in substantive independent business activities and was not designed to pass variability to the Company.

Termination of VIE Arrangements and Deconsolidation

On December 1, 2025 (the “Effective Date”), the Company completed the transfer of ownership and operational control of the e-commerce platform accounts from Shanghai Xiaoyun Technology Limited (“Xiaoyun”) and Kunshan Yishijue Technology Limited (“Yishijue”) to the Company and terminated the related authorization agreements. As a result, the Company no longer held variable interests in these entities and ceased to be their primary beneficiary under ASC 810.

Accordingly, Xiaoyun and Yishijue were deconsolidated as of the Effective Date. The consolidated financial statements for the year ended December 31, 2024 continue to include these entities, as the Company was the primary beneficiary during that period.

Upon deconsolidation, the Company derecognized the following carrying amounts of assets and liabilities:

●	Total assets derecognized: $7,085
●	Total liabilities derecognized: $(16,011)
●	Net liabilities derecognized: $(8,926)

The Company also derecognized cumulative translation adjustments of $6,091 associated with these entities. As a result of the deconsolidation, the Company recognized a loss of $5,310, which is presented in other income (expense) in the consolidated statements of operations for the year ended December 31, 2025.

The Company did not retain any equity interest in Xiaoyun or Yishijue upon deconsolidation. Accordingly, no retained interest was measured at fair value.

Following the deconsolidation, the Company does not have any continuing involvement with Xiaoyun or Yishijue, nor does it have any obligation to provide financial support or absorb losses from these entities. As of December 31, 2025, the Company has no continuing exposure to loss related to these entities.

The deconsolidation did not result in significant cash inflows or outflows and has been reflected as a non-cash transaction in the consolidated statement of cash flows.

Restatement of Previously Issued Financial Statements

Subsequent to the issuance of the Company’s consolidated financial statements for the year ended December 31, 2025, management identified certain immaterial errors related to omitted accruals for professional service fees for services substantially performed prior to December 31, 2025.

Management evaluated the errors in accordance with ASC 250, Accounting Changes and Error Corrections, SEC Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. Management concluded that the errors were not material to the previously issued consolidated financial statements for the year ended December 31, 2025. The accompanying consolidated financial statements have been restated to correct these immaterial errors.

The restatement resulted in an increase of $109,022 in accrued and other liabilities, general and administrative expenses and net loss, and a corresponding increase in accumulated deficit as of and for the year ended December 31, 2025.

The following tables present the effects of the restatement on the Company’s previously issued consolidated financial statements as of and for the year ended December 31, 2025.

Consolidated Balance Sheet

As of December 31, 2025	As Previously Reported	Adjustment	As Restated
Accrued and other liabilities	$592,822	$109,022	$701,844
Total current liabilities	686,821	109,022	795,843
Total liabilities	746,384	109,022	855,406
Accumulated deficit	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity	10,426,202	(109,022)	10,317,180
Total liabilities and stockholders’ equity	$11,172,586	$—	$11,172,586

Consolidated Statement of Operations and Comprehensive Loss

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$2,687,250	$109,022	$2,796,272
Total operating expenses	3,358,314	109,022	3,467,336
Loss from operations	(505,166)	(109,022)	(614,188)
Loss before income taxes	(24,812,691)	(109,022)	(24,921,713)
Net loss	(24,817,342)	(109,022)	(24,926,364)
Total comprehensive loss	$(24,817,342)	$(109,022)	$(24,926,364)

Consolidated Statement of Changes in Stockholders’ Equity

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accumulated deficit, December 31, 2025	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity, December 31, 2025	$10,426,202	$(109,022)	$10,317,180

Consolidated Statement of Cash Flows

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accrued and other liabilities	373,007	109,022	482,029
Net cash used in operating activities	$(5,555,840)	$—	$(5,555,840)

The increase in net loss was offset by the corresponding increase in accrued and other liabilities in the reconciliation of net loss to net cash used in operating activities. Accordingly, the revisions had no impact on net cash used in operating activities or any other cash flow totals.